Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Deposits [Abstract]
Schedule of maturities of deposits

By Maturity
	Demand		Total demand deposits	Term				Total term deposits
December 31, 2021	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits
Demand or less than $100k¹	2,820,609	8,104,668	10,925,277	30,181	8,949	13,094	12,426	64,650	10,989,927
Term - $100k or more	N/A	N/A	—	1,627,330	578,096	589,161	85,709	2,880,296	2,880,296
Total deposits	2,820,609	8,104,668	10,925,277	1,657,511	587,045	602,255	98,135	2,944,946	13,870,223

	Demand		Total demand deposits	Term				Total term deposits
December 31, 2020	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits
Demand or less than $100k¹	3,012,360	7,577,642	10,590,002	30,551	8,402	13,138	14,875	66,966	10,656,968
Term - $100k or more	N/A	N/A	—	1,553,178	625,533	330,773	83,632	2,593,116	2,593,116
Total deposits	3,012,360	7,577,642	10,590,002	1,583,729	633,935	343,911	98,507	2,660,082	13,250,084
¹ The weighted-average interest rate on interest-bearing demand deposits as at December 31, 2021 is -0.03% (December 31, 2020: -0.04%).

Schedule of deposits by type and segment

By Type and Segment	December 31, 2021			December 31, 2020
	Payable on demand	Payable on a fixed date	Total	Payable on demand	Payable on a fixed date	Total
Bermuda	3,820,647	690,102	4,510,749	4,107,156	705,490	4,812,646
Cayman	4,087,131	524,918	4,612,049	3,577,120	531,602	4,108,722
Channel Islands and the UK	3,017,499	1,729,926	4,747,425	2,905,726	1,422,990	4,328,716
Total deposits	10,925,277	2,944,946	13,870,223	10,590,002	2,660,082	13,250,084